Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Liabilities and equity (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Interest bearing liabilities and interest expense
Average balance	$ 819,620	$ 763,768	$ 709,116
Interest expense	$ 25,435	$ 6,090	$ 5,420
Average rate %	3.10%	0.80%	0.80%
Non-interest bearing liabilities
Average balance	$ 132,334	$ 140,672	$ 126,040
Total liabilities
Average balance	951,954	904,440	835,156
Shareholders' equity
Average balance	71,229	70,268	70,849
Non-controlling interests
Average balance	45	55	50
Total equity
Average balance	71,274	70,323	70,899
Total liabilities and equity
Average balance	1,023,228	974,763	906,055
Derivative financial instruments
Non-interest bearing liabilities
Average balance	26,353	24,750	20,612
Life insurance liabilities
Non-interest bearing liabilities
Average balance			253
Liabilities held for sale
Non-interest bearing liabilities
Average balance		682	2,728
All other liabilities
Non-interest bearing liabilities
Average balance	(218)	7,069	13,202
Australia | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	484,720	455,069	430,455
Interest expense	$ 13,544	$ 2,249	$ 1,400
Average rate %	2.80%	0.50%	0.30%
Non-interest bearing liabilities
Average balance	$ 92,967	$ 93,102	$ 76,812
Australia | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	31,822	29,839	28,243
Interest expense	$ 1,128	$ 205	$ 24
Average rate %	3.50%	0.70%	0.10%
Australia | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 129,869	$ 129,089	$ 120,375
Interest expense	$ 2,899	$ 572	$ 256
Average rate %	2.20%	0.40%	0.20%
Australia | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 189,262	$ 191,067	$ 174,736
Interest expense	$ 4,804	$ 711	$ 456
Average rate %	2.50%	0.40%	0.30%
Australia | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 133,767	$ 105,074	$ 107,101
Interest expense	$ 4,713	$ 761	$ 664
Average rate %	3.50%	0.70%	0.60%
Australia | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 34,511	$ 35,136	$ 32,600
Interest expense	$ 314	$ 109	$ 54
Average rate %	0.90%	0.30%	0.20%
Australia | Loan capital
Interest bearing liabilities and interest expense
Average balance	$ 31,895	$ 28,961	$ 24,573
Interest expense	$ 1,313	$ 934	$ 754
Average rate %	4.10%	3.20%	3.10%
Australia | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 154,859	$ 137,796	$ 123,252
Interest expense	$ 5,990	$ 1,308	$ 2,236
Average rate %	3.90%	0.90%	1.80%
New Zealand | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	$ 64,033	$ 60,786	$ 60,066
Interest expense	$ 2,464	$ 765	$ 418
Average rate %	3.80%	1.30%	0.70%
Non-interest bearing liabilities
Average balance	$ 11,940	$ 14,031	$ 12,426
New Zealand | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	2,727	2,956	2,938
Interest expense	$ 136	$ 53	$ 19
Average rate %	5.00%	1.80%	0.60%
New Zealand | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 9,397	$ 9,626	$ 10,244
Interest expense	$ 322	$ 77	$ 17
Average rate %	3.40%	0.80%	0.20%
New Zealand | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 18,899	$ 20,082	$ 19,243
Interest expense	$ 537	$ 132	$ 42
Average rate %	2.80%	0.70%	0.20%
New Zealand | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 33,010	$ 28,122	$ 27,641
Interest expense	$ 1,469	$ 503	$ 340
Average rate %	4.50%	1.80%	1.20%
New Zealand | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 4,922	$ 2,543	$ 986
Interest expense	$ 231	$ 39	$ 2
Average rate %	4.70%	1.50%	0.20%
New Zealand | Loan capital
Interest bearing liabilities and interest expense
Average balance	$ 2,489	$ 1,747	$ 1,653
Interest expense	$ 135	$ 92	$ 85
Average rate %	5.40%	5.30%	5.10%
New Zealand | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 19,986	$ 18,579	$ 16,143
Interest expense	$ 464	$ 403	$ 368
Average rate %	2.30%	2.20%	2.30%
Other overseas | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	$ 20,132	$ 21,175	$ 13,610
Interest expense	$ 910	$ 195	$ 50
Average rate %	4.50%	0.90%	0.40%
Non-interest bearing liabilities
Average balance	$ 1,292	$ 1,038	$ 7
Other overseas | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	13,338	14,513	8,096
Interest expense	$ 657	$ 137	$ 20
Average rate %	4.90%	0.90%	0.20%
Other overseas | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 868	$ 842	$ 322
Interest expense	$ 7	$ 3	$ 1
Average rate %	0.80%	0.40%	0.30%
Other overseas | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 1,035	$ 935	$ 423
Interest expense	$ 25	$ 5
Average rate %	2.40%	0.50%
Other overseas | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 4,891	$ 4,885	4,769
Interest expense	$ 221	$ 50	$ 29
Average rate %	4.50%	1.00%	0.60%
Other overseas | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 219	$ 100
Interest expense	$ 11	$ 2
Average rate %	5.00%	2.00%
Other overseas | Loan capital
Interest bearing liabilities and interest expense
Average balance			$ 368
Interest expense			$ 10
Average rate %			2.70%
Other overseas | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 1,854	$ 1,876	$ 4,075
Interest expense	$ 59	$ (6)	$ 31
Average rate %	3.20%	(0.30%)	0.80%
Other overseas | Liabilities held for sale
Interest bearing liabilities and interest expense
Average balance			$ 1,335
Interest expense			$ 12
Average rate %			0.90%